Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Line Items]
Schedule of Reconciliation of Reportable Segment Revenues
The following table presents the reconciliation of reportable segment revenues:

	2026			2025
(in thousands)	ESS	PCS	Total	ESS	PCS	Total
Three Months Ended June 30,
Revenues from external customers	$97,660	$73,162	$170,822	$125,547	$77,910	$203,457
Intersegment revenue	2,766	2,265	5,031	2,690	3,541	6,231

Total segment revenue	$100,426	$75,427	$175,853	$128,237	$81,451	$209,688
Elimination of intersegment revenue			(5,031)			(6,231)

Total consolidated revenue			$170,822			$203,457

Six Months Ended June 30,
Revenues from external customers	$198,350	$143,793	$342,143	$233,088	$168,799	$401,887
Intersegment revenue	8,015	5,884	13,899	4,808	6,773	11,581

Total segment revenue	$206,365	$149,677	$356,042	$237,896	$175,572	$413,468
Elimination of intersegment revenue			(13,899)			(11,581)

Total consolidated revenue			$342,143			$401,887

Schedule of Reconciliation of Segment Performance
The following table presents the reconciliation of segment performance:

	Three months ended June 30, 2026			Three months ended June 30, 2025
(in thousands)	ESS	PCS	Total	ESS	PCS	Total
Revenues from external customers(a)	$97,660	$73,162		$125,547	$77,910
Cost of sales	(64,585)	(44,939)		(94,696)	(56,849)
Selling, general and administrative expenses	(29,868)	(27,536)		(18,166)	(8,656)
Research and development expenses	(442)	(329)		(721)	72
Restructuring and other expenses(b)	(261)	(4,743)		(1,072)	—

Total segment operating income (loss)	$2,504	$(4,385)	$(1,881)	$10,892	$12,477	$23,369

Unallocated corporate costs(c)			(2,950)			(2,619)
Foreign currency gain (loss)			(591)			2,948
Other non-operating income (loss)			(158)			334
Interest expense			(3,945)			(9,106)

Income (loss) before income taxes			$(9,525)			$14,926

	Six months ended June 30, 2026			Six months ended June 30, 2025
(in thousands)	ESS	PCS	Total	ESS	PCS	Total
Revenues from external customers (a)	$198,350	$143,793		$233,088	$168,799
Cost of sales	(132,845)	(93,312)		(170,410)	(123,018)
Selling, general and administrative expenses	(45,376)	(43,890)		(38,064)	(23,245)
Research and development expenses	(685)	(500)		(1,235)	(445)
Restructuring and other expenses (b)	(261)	(4,743)		(3,951)	(392)

Total segment operating income (loss)	$19,183	$1,348	$20,531	$19,428	$21,699	$41,127

Unallocated corporate costs (c)			(6,199)			(4,370)
Foreign currency gain (loss)			(2,819)			6,941
Other non-operating income (loss)			(413)			647
Interest expense			(10,898)			(18,285)

Income (loss) before income taxes			$202			$26,060

(a)	As the CODM does not regularly review intersegment revenue, it is excluded from the determination of total segment operating income. The CODM uses revenue from external customers to assess performance and allocate resources.
(b)	Restructuring and other expenses consist of severance costs primarily related to workforce reductions and impairment of right-of-use assets.
(c)	Unallocated corporate costs include certain centralized corporate stewardship costs that are not allocable to the segments and are included in Selling, general and administrative expenses in our condensed consolidated statements of income.

HMH Holding BV And Subsidiaries [Member]
Segment Reporting [Line Items]
Schedule of Reconciliation of Reportable Segment Revenues
The following table presents the reconciliation of reportable segment revenue for the year ended December 31, 2025:

	ESS	PCS	Total
Revenue from external customers	$438,553	$383,201	$821,754
Intersegment revenue	15,252	11,667	26,919

Total segment revenue	$453,805	$394,868	$848,673
Elimination of intersegment revenue			(26,919)

Total consolidated revenue			$821,754

The following table presents the reconciliation of reportable segment revenue for the year ended December 31, 2024:

	ESS	PCS	Total
Revenue from external customers (a)	$443,189	$400,174	$843,363
Intersegment revenue	5,489	10,115	15,604

Total segment revenue	$448,678	$410,289	$858,967
Elimination of intersegment revenue			(15,604)

Total consolidated revenue			$843,363

Schedule of Reconciliation of Segment Performance
The following table presents the reconciliation of segment performance for the year ended December 31, 2025:

	ESS	PCS	Total
Revenue from external customers(a)	$438,553	$383,201
Cost of sales	(303,314)	(237,721)
Selling, general and administrative expenses(b)	(71,121)	(46,142)
Research and development expenses	(2,165)	(648)
Restructuring and other expenses(c)	(4,239)	(392)
Depreciation and amortization(b)	(10,218)	(27,012)

Total segment operating income	$47,496	$71,286	$118,782

Unallocated corporate costs(d)			(10,893)
Foreign currency income			6,790
Other non-operating income			1,263
Interest expense, net			(43,352)

Income before income taxes			$72,590

The following table presents the reconciliation of segment performance for the year ended December 31, 2024:

	ESS	PCS	Total
Revenue from external customers (a)	$443,189	$400,174	$843,363
Cost of sales	(313,838)	(223,169)
Selling, general and administrative expenses (b)	(72,015)	(63,355)
Research and development expenses	(2,268)	(4,799)
Restructuring and other expenses (c)	301	—
Depreciation and amortization (b)	(9,236)	(27,428)

Total segment operating income	$46,133	$81,423	$127,556

Unallocated corporate costs (d)			(8,942)
Foreign currency loss			(5,293)
Other non-operating income			423
Interest expense, net			(37,255)

Income before income taxes			$76,489

(a)	As the CODM does not regularly review intersegment revenue, it is excluded from the determination of total segment operating income. The CODM uses revenue from external customers to assess performance and allocate resources.
(b)	Depreciation and amortization expense is included in the consolidated statements of income within cost of sales and selling, general and administrative expenses.
(c)	Restructuring and other expenses consist of severance costs primarily related to workforce reductions and reorganization within ESS and impairment of right-of-use assets.
(d)	Unallocated corporate costs include certain corporate stewardship costs that are not allocable to the segments, consisting of centralized finance costs of $8.1 million and $7.0 million for the years ended December 31, 2025 and 2024, respectively, and other corporate expenses of $2.7 million and $1.9 million for the years ended December 31, 2025 and 2024, respectively.

Schedule of revenue and long-lived assets on the basis of geography
The following table presents consolidated revenue disaggregated by geography on an entity basis for the years ended December 31, 2025 and 2024:

	2025	2024
United States	$301,448	$304,262
Norway	203,012	206,155
Germany	100,285	99,453
United Kingdom	49,863	73,381
Singapore	28,278	45,425
Saudi Arabia	27,795	19,314
United Arab Emirates	27,584	19,904
Brazil	25,561	31,827
Azerbaijan	20,789	20,754
Australia	14,526	10,767
Canada	13,843	—
Other countries	8,770	12,121

Total revenue	$821,754	$843,363

The following table presents long-lived assets on the basis of geographic location as of December 31, 2025 and 2024:

	2025	2024
Headquarters (Netherlands)	$57,794	$59,199
United States	85,904	89,767
Norway	38,570	25,132
Brazil	28,723	25,211
Germany	17,289	17,041
Other countries	21,277	17,007

Total long-lived assets	$249,557	$233,357